LEASE LIABILITIES	6 Months Ended
Jun. 30, 2023
LEASE LIABILITIES

13. LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 13.25%. Extension options are included in a majority of the leases with options that are only exercisable by the Company and not the other party.

As at	Total
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	378,643
Additions	744,000
Interest expense	49,054
Lease payments	(76,972)
Balance at June 30, 2023	$1,094,725

Which consists of:

	June 30, 2023	December 31, 2022
Current lease liability	$493,885	$133,962
Non-current lease liability	600,840	244,681
Ending balance	$1,094,725	$378,643

Maturity analysis	Total
Less than one year	$543,895
One to three years	465,170
Four to five years	214,803
Total undiscounted lease liabilities	1,223,868
Amount representing interest	(129,143)
$1,094,725

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2023

Expressed in Canadian Dollars (unaudited)